Shareholder Fees - Western Asset SMASh Series C Fund - SMASh Series C Fund	Jun. 30, 2021
Shareholder Fees:
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage)	none